Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000037625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	9.99%	1.23%	12.01%
C000166016 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	10.64%	1.84%	12.69%
C000004040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	8.63%	0.73%	11.64%
C000004038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	4.50%	0.40%	11.69%
C000004037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	10.29%	1.49%	12.32%
C000004036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	10.53%	1.74%	12.58%
C000004057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	21.49%	8.67%	9.96%
C000004059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	14.83%	7.23%	9.09%
C000004061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	19.35%	7.60%	9.03%
C000219259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	21.57%	8.71%	9.99%
C000037630 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	64.95%	15.26%	24.49%
C000216612 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	65.88%	15.92%	25.17%
C000004066 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	63.33%	14.73%	24.06%
C000004064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	56.66%	14.31%	24.13%
C000004063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	65.35%	15.55%	24.81%
C000004062 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	65.73%	15.83%	25.11%
C000004873 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	41.23%	19.49%	8.79%
C000004875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	33.28%	17.73%	7.76%
C000004877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	38.72%	18.18%	7.73%
C000037656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	36.62%	15.49%	17.81%
C000198239 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	37.40%	16.14%	18.42%
C000004887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	34.93%	14.92%	17.41%
C000004885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	29.78%	14.54%	17.49%
C000004883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	37.34%	16.09%	18.44%
C000004912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.12%	4.34%	9.91%
C000004913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	16.76%	4.02%	9.59%
C000004914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	10.71%	2.96%	9.04%
C000004916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.92%	3.29%	8.98%
C000172900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	17.25%	4.44%	10.02%
C000037661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	16.43%	3.71%	9.25%
C000037670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	22.86%	9.77%	9.50%
C000198216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	23.49%	10.37%	10.12%
C000023032 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	21.18%	9.22%	9.14%
C000023030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	16.70%	8.86%	9.20%
C000023028 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	23.40%	10.31%	10.07%
C000103252 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	40.65%	11.95%	9.58%
C000103250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	33.07%	10.49%	8.73%
C000103251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	38.43%	10.86%	8.66%
C000198241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	40.78%	12.04%	9.64%
C000166014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	44.87%	7.28%	12.12%
C000124021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	42.32%	6.15%	11.11%
C000124020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	36.82%	5.81%	11.18%
C000124019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	44.80%	7.22%	12.07%
Without Sales Load [Member] | C000004040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	9.42%	0.73%	11.64%
Without Sales Load [Member] | C000004038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	10.29%	1.49%	12.29%
Without Sales Load [Member] | C000004059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	21.19%	8.40%	9.68%
Without Sales Load [Member] | C000004061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	20.35%	7.60%	9.03%
Without Sales Load [Member] | C000004066 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	64.33%	14.73%	24.06%
Without Sales Load [Member] | C000004064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	65.35%	15.55%	24.80%
Without Sales Load [Member] | C000004875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	40.67%	19.00%	8.34%
Without Sales Load [Member] | C000004877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	39.72%	18.18%	7.73%
Without Sales Load [Member] | C000004887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	35.93%	14.92%	17.41%
Without Sales Load [Member] | C000004885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	36.97%	15.78%	18.13%
Without Sales Load [Member] | C000004914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	16.86%	4.08%	9.63%
Without Sales Load [Member] | C000004916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	15.92%	3.29%	8.98%
Without Sales Load [Member] | C000023032 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	22.18%	9.22%	9.14%
Without Sales Load [Member] | C000023030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	23.17%	10.04%	9.79%
Without Sales Load [Member] | C000103250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	40.45%	11.69%	9.32%
Without Sales Load [Member] | C000103251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	39.43%	10.86%	8.66%
Without Sales Load [Member] | C000124021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	43.32%	6.15%	11.11%
Without Sales Load [Member] | C000124020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	44.41%	6.96%	11.79%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	28.85%	13.33%	15.38%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	30.27%	11.45%	12.81%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	29.45%	12.92%	15.12%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	22.80%	8.79%	9.28%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	7.88%	6.86%	12.74%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	28.55%	10.42%	11.37%
MSCI All Country World Information Technology Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All-Country World Information Technology Index (Net)
Average Annual Return, Percent	66.97%	22.26%	24.78%
MSCI All Country World Information Technology 10 40 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All-Country World Information Technology 10/40 Index (Net)
Average Annual Return, Percent	78.75%
MSCI World Energy Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index (Net)
Average Annual Return, Percent	43.63%	19.12%	8.97%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	28.66%	15.73%	18.86%
Russell 3000 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent	17.64%	4.47%	9.53%
Bloomberg Commodity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	40.47%	11.75%	7.21%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	43.08%	6.61%	11.21%